Interest bearing loans and borrowings - Narratives (Details) - CAD ($)				12 Months Ended
	Mar. 08, 2023	Oct. 25, 2022	Aug. 15, 2022	Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about borrowings [line items]
Interest bearing loans and borrowings				$ 16,141,000	$ 16,393,000
Demand Term Loan, Credit Facility
Disclosure of detailed information about borrowings [line items]
Principal amount of loan			$ 19,000,000
Demand Term Loan, Credit Facility | Prime rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			2.50%
Demand Term Loan, Credit Facility Tranche One
Disclosure of detailed information about borrowings [line items]
Principal amount of loan			$ 12,100,000
Borrowings, blended periodic payment			241,000
Interest bearing loans and borrowings				10,224,000
Demand Term Loan, Credit Facility Tranche Two
Disclosure of detailed information about borrowings [line items]
Principal amount of loan			6,900,000
Borrowings, blended periodic payment			$ 147,000
Amount inflow	$ 2,673,000	$ 4,226,000		5,917,000
connectFirst loan
Disclosure of detailed information about borrowings [line items]
Interest bearing loans and borrowings				16,141,000	16,393,000
Interest incurred and paid				1,497,000	0
Amount paid in relation to the outstanding interest				2,925,000	$ 0
Covenant, minimum borrowings balance				$ 7,500
Covenant, minimum borrowings balance percentage of total debt				50.00%
Covenant, current ratio				1.25%
Covenant, EBITDA ratio				3.00%
Amount pledged				$ 5,000,000
Borrowing balance included in cash and cash equivalents held				$ 8,197
connectFirst loan | Maximum
Disclosure of detailed information about borrowings [line items]
Covenant, debt service coverage ratio				1.40%